Post- Employment Benefits - Summary of Remeasurement Components Recognized in Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	$ 0	$ 510
Effect of changes in financial assumptions	991	(418)
Effect in experience assumptions	(246)	840
Return on plan assets (excluding interest income)	51	50
Total remeasurements recognized as other comprehensive loss	796	982
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	$ (7,041)	$ (7,837)